Other liabilities	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Other liabilities
35 Other liabilities

	2024	2023

Payables due to policyholders	815	1,632

Payables due to brokers and agents	505	482

Social security and taxes payable	57	59

Income tax payable	4	1

Investment creditors	1,175	995

Cash collateral on derivative transactions	250	964

Cash collateral on securities lent	1,898	2,357

Cash collateral - other	92	68

Repurchase agreements	-	28

Lease liabilities	216	205

Other creditors	2,112	1,599

On December 31	7,124	8,390

Current	6,930	8,210

Non-current	194	180
The carrying amounts disclosed are reasonable approximations of the fair values at yearend, given the predominantly current nature of the other liabilities.

Aegon Ltd. [member]
Statement [LineItems]
Other liabilities
20 Current liabilities
Loans from and payables to group companies have a maturity of less than one year. Other current liabilities include derivatives with negative fair values of EUR 44 million (2023: EUR 90 million).